Guarantee (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Guarantee (Textual) [Abstract]
Decommissioning performance guarantees, estimated value	$ 2.6	$ 2.6
Maximum potential obligation under Decommissioning performance guarantees	158.7
Contractual right to receive payments from third parties	$ 24.6